ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Fuxing China Group Limited (“Fuxing China”) was incorporated and domiciled as an exempted company in Bermuda and is listed on the Mainboard of the Singapore Exchange Securities Trading Limited (“SGX-ST”). The principal activity of the Company is that of investment holding.

The registered office of the Company is at Clarendon House, 2 Church Street, Hamilton HM11, Bermuda and the principal executive office of the Company is located at Hangbian Industry Area, Longhu Town, Jinjiang City, Fujian Province, People’s Republic of China (the “PRC”).

The Company, through its operating subsidiaries in mainland China and Hong Kong (collectively, the “Company”), is principally engaged in the production and sale of zipper sliders and zipper chains, trading of textile raw and auxiliary materials used in zipper production and provision of zipper processing services.

Details of the subsidiaries of the Company are set out below:

Name	Country of incorporation	Principal activities	Effective equity held by the Company
			2025	2024
			%	%
Held by the Company
Jade Star Group Holdings Limited (“Jade Star”)	British Virgin Islands	Investment holding	100	100
Fuxing China Group Limited (HK) (“Fuxing HK”)	Hong Kong	Investment holding, to facilitate the application of the State-owned Land Use Right Certificate in respect of the Land Parcel	100	100
Held through Jade Star
Jinjiang Fookhing Zipper Co., Ltd. (“Fookhing Zipper”)	PRC	Production and sale of finished zippers and zipper chains	100	100
Jinjiang Fuxing Dress Co., Ltd. (“Fuxing Dress”)	PRC	Production and sale of zipper sliders	100	100
Fook Hing Group Trading Company Limited (“Fook Hing Trading”)	Hong Kong	Trading of textile raw and auxiliary materials for textile sector	100	100
Jinjiang Fulong Zipper and Weaving Co., Ltd. (“Fulong Zipper”)	PRC	Color dyeing of fabric tapes for zippers	100	100
* Jinjiang Jianxin Weaving Co., Ltd. (“Jianxin Weaving”)	PRC	Manufacturing and sales of dyed yarn	100	100
Jinjiang Fuxin Electroplating Co., Ltd. (“Fuxin Electroplating”)	PRC	Provision of electroplating services for zipper sliders	100	100
Xiamen Xinfuxing Industrial Co., Ltd. (“Xiamen Industrial”)	PRC	Real estate development	100	100
Held through Xiamen Industrial
Xiamen Xinfuxing Property Management Co., Ltd. (“Xiamen Property”)	PRC	To handle property management and realtor services for the Company’s Xiamen headquarters	80	80

* On July 31, 2025, the shareholders of Fuxing China approved the resolutions to dispose the entire equity interest held by the Company’s wholly owned subsidiary, Jade Star, in Jianxin Weaving.